Document and Entity Information	Sep. 11, 2015
Prospectus:
Document Type	497
Document Period End Date	Sep. 11, 2015
Registrant Name	ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Central Index Key	0000877243
Amendment Flag	false
Document Creation Date	Sep. 11, 2015
Document Effective Date	Sep. 11, 2015
Prospectus Date	Oct. 31, 2014
ACTIVE ASSETS CALIFORNIA TAX FREE TRUST | ACTIVE ASSETS CALIFORNIA TAX FREE TRUST
Prospectus:
Trading Symbol	aacxx